Supplement to the currently effective Statement of Additional Information for the listed Funds:

DWS Dreman Concentrated Value Fund
DWS Dreman High Return Equity Fund
DWS Dreman Mid Cap Value Fund
DWS Dreman Small Cap Value Fund

--------------------------------------------------------------------------------

The following information supplements the "Management of the Funds" section of the above Funds' current Statements of Additional Information.

Fund Ownership of Portfolio Managers:

The following table shows the dollar range of shares owned beneficially and of record by each member of each Fund's portfolio management team in each Fund, as well as in all DWS Funds as a group (i.e., those funds advised by Deutsche Asset Management or its affiliates), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of each Fund's most recent fiscal year end.

DWS Dreman Concentrated Value Fund

Name of Portfolio Manager                    Dollar Range of Fund Shares Owned
-------------------------                    ---------------------------------

David N. Dreman                                             None
E. Clifton Hoover, Jr.                                      None
F. James Hutchinson                                         None

DWS Dreman High Return Equity Fund

Name of Portfolio Manager                    Dollar Range of Fund Shares Owned
-------------------------                    ---------------------------------

David N. Dreman                                       Over $1 million
E. Clifton Hoover, Jr.                                      None
F. James Hutchinson                                         None

DWS Dreman Mid Cap Value Fund

Name of Portfolio Manager                    Dollar Range of Fund Shares Owned
-------------------------                    ---------------------------------

David N. Dreman                                             None
F. James Hutchinson                                         None
Mark Roach                                                  None

DWS Dreman Small Cap Value Fund

Name of Portfolio Manager                   Dollar Range of Fund Shares Owned
-------------------------                   ---------------------------------

David N. Dreman                                            None
E. Clifton Hoover                                          None
Mark Roach                                                 None

Conflicts of Interest:

In addition to managing the assets of each Fund, the portfolio manager may manage other client accounts of the Subadvisor. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies other than each Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of the fiscal year end.

DWS Dreman Concentrated Value Fund

Other SEC Registered Investment Companies Managed:

                                                                           Number of
                               Number of                               Investment Company
                              Registered         Total Assets of         Accounts with         Total Assets of
Name of                       Investment      Registered Investment    Performance-Based    Performance-Based Fee
Portfolio Manager              Companies            Companies                 Fee                  Accounts
-----------------              ---------            ---------                 ---                  --------
David N. Dreman                  18               $15.6 billion               None                   None
E. Clifton Hoover, Jr.           12               $15.2 billion               None                   None
F. James Hutchinson               6               $11.4 billion               None                   None

Other Pooled Investment Vehicles Managed:

                               Number of                                 Number of Pooled
                                 Pooled         Total Assets of         Investment Vehicle       Total Assets of
Name of                        Investment      Pooled Investment          Accounts with         Performance-Based
Portfolio Manager               Vehicles            Vehicles          Performance-Based Fee        Fee Accounts
-----------------               --------            --------          ---------------------        ------------

David N. Dreman                   3               $60 million                   3                  $60 million
E. Clifton Hoover, Jr.            0               None                         None                    None
F. James Hutchinson               0               None                         None                    None

Other Accounts Managed:

                                                                                                 Total Assets of
Name of                     Number of Other     Total Assets of      Number of Other Accounts   Performance-Based
Portfolio Manager               Accounts         Other Accounts     with Performance-Based Fee     Fee Accounts
-----------------               --------         --------------     --------------------------     ------------

David N. Dreman                   114             $4.1 billion                 None                    None
E. Clifton Hoover, Jr.              0             None                         None                    None
F. James Hutchinson                 0             None                         None                    None



DWS Dreman High Return Equity Fund

Other SEC Registered Investment Companies Managed:

                                                                           Number of
                               Number of                               Investment Company
                              Registered         Total Assets of         Accounts with         Total Assets of
Name of                       Investment      Registered Investment    Performance-Based    Performance-Based Fee
Portfolio Manager              Companies            Companies                 Fee                  Accounts
-----------------              ---------            ---------                 ---                  --------

David N. Dreman                    18             $6.9 billion                None                   None
E. Clifton Hoover, Jr.             12             $6.5 billion                None                   None
James F. Hutchinson                 6             $2.7 billion                None                   None

Other Pooled Investment Vehicles Managed:

                               Number of                                 Number of Pooled
                                 Pooled         Total Assets of         Investment Vehicle       Total Assets of
Name of                        Investment      Pooled Investment          Accounts with         Performance-Based
Portfolio Manager               Vehicles            Vehicles          Performance-Based Fee        Fee Accounts
-----------------               --------            --------          ---------------------        ------------

David N. Dreman                      3            $60 million                   3                  $60 million
E. Clifton Hoover, Jr.               0            None                         None                    None
James F. Hutchinson                  0            None                         None                    None

Other Accounts Managed:

                                                                                                 Total Assets of
Name of                     Number of Other     Total Assets of      Number of Other Accounts   Performance-Based
Portfolio Manager               Accounts         Other Accounts     with Performance-Based Fee     Fee Accounts
-----------------               --------         --------------     --------------------------     ------------

David N. Dreman                    114            $4.1 billion                 None                    None
E. Clifton Hoover, Jr.               0            None                         None                    None
James F. Hutchinson                  0            None                         None                    None

DWS Dreman Mid Cap Value Fund:

Other SEC Registered Investment Companies Managed:

                                                                           Number of
                               Number of                               Investment Company
                              Registered         Total Assets of         Accounts with         Total Assets of
Name of                       Investment      Registered Investment    Performance-Based    Performance-Based Fee
Portfolio Manager              Companies            Companies                 Fee                  Accounts
-----------------              ---------            ---------                 ---                  --------

David N. Dreman                   18               $14.4 billion              None                   None
F. James Hutchinson                6               $11.4 billion              None                   None
Mark Roach                         8               $2.7 billion               None                   None


Other Pooled Investment Vehicles Managed:

                               Number of                                 Number of Pooled
                                 Pooled         Total Assets of         Investment Vehicle       Total Assets of
Name of                        Investment      Pooled Investment          Accounts with         Performance-Based
Portfolio Manager               Vehicles            Vehicles          Performance-Based Fee        Fee Accounts
-----------------               --------            --------          ---------------------        ------------

David N. Dreman                     3              $60 million                  3                  $60 million
F. James Hutchinson                 0              None                        None                    None
Mark Roach                          0              None                        None                    None

Other Accounts Managed:

                                                                                                 Total Assets of
Name of                     Number of Other     Total Assets of      Number of Other Accounts   Performance-Based
Portfolio Manager               Accounts         Other Accounts     with Performance-Based Fee     Fee Accounts
-----------------               --------         --------------     --------------------------     ------------

David N. Dreman                   114              $4.1 billion                None                    None
F. James Hutchinson                 0              None                        None                    None
Mark Roach                          0              None                        None                    None

DWS Dreman Small Cap Value Fund

Other SEC Registered Investment Companies Managed:

                                                                           Number of
                               Number of                               Investment Company
                              Registered         Total Assets of         Accounts with         Total Assets of
Name of                       Investment      Registered Investment    Performance-Based    Performance-Based Fee
Portfolio Manager              Companies            Companies                 Fee                  Accounts
-----------------              ---------            ---------                 ---                  --------

David N. Dreman                   18               $13.9 billion              None                   None
E. Clifton Hoover, Jr.            12               $13.5 billion              None                   None
Mark Roach                         8               $1.0 billion               None                   None

Other Pooled Investment Vehicles Managed:

                               Number of                                 Number of Pooled
                                 Pooled         Total Assets of         Investment Vehicle       Total Assets of
Name of                        Investment      Pooled Investment          Accounts with         Performance-Based
Portfolio Manager               Vehicles            Vehicles          Performance-Based Fee        Fee Accounts
-----------------               --------            --------          ---------------------        ------------

David N. Dreman                    3               $60 million                  3                  $60 million
E. Clifton Hoover, Jr.             0               None                        None                    None
Mark Roach                         0               None                        None                    None

Other Accounts Managed:

                                                                                                 Total Assets of
Name of                     Number of Other     Total Assets of      Number of Other Accounts   Performance-Based
Portfolio Manager               Accounts         Other Accounts     with Performance-Based Fee     Fee Accounts
-----------------               --------         --------------     --------------------------     ------------

David N. Dreman                   114              $4.1 billion                None                    None
E. Clifton Hoover, Jr.              0              None                        None                    None
Mark Roach                          0              None                        None                    None

DWS Dreman Concentrated Value Fund, DWS Dreman High Return Equity Fund, DWS Dreman Mid Cap Value Fund and DWS Dreman Small Cap Value Fund. The Subadvisor manages clients' accounts using a contrarian value investment strategy. For both its large capitalization and small capitalization strategies the Subadvisor utilizes a model portfolio and rebalances clients accounts whenever changes are made to the model portfolio. In addition the Subadvisor aggregates its trades and allocates the trades to all clients' accounts in an equitable manner. The Subadvisor strongly believes aggregating its orders protects all clients from being disadvantaged by price or time execution. The model portfolio approach and the trade aggregation policy of the Subadvisor mitigates any potential or apparent conflicts of interest that could arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account. The Subadvisor does not receive any performance-based fees from any of its accounts with the exception of a hedge fund that is managed by an affiliated firm. However the hedge funds are treated like any other client account and trades done for each Fund are generally aggregated with trades done for its regular client accounts.

The Subadvisor's investment professionals are compensated in the same manner for all client accounts irrespective of the type of account.

In addition to the accounts above, an investment professional may have personal accounts that may include holdings that are similar to, or the same as, those of the Funds. The Advisor and Subadvisor have in place a Code of Ethics that is designed to address conflicts of interest and that, among other things, imposes restrictions on the ability of portfolio managers and other "access persons" to invest in securities that may be recommended or traded in the Funds and other client accounts.

               Please Retain This Supplement for Future Reference

January 12, 2007